RIGHT-OF-USE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan interest rate				4.75%
Rental expense	$ 110,130	$ 110,130	$ 96,356
Weighted average remaining lease term	0 years	1 year 1 month 28 days
Amortization expense non-cash	$ 100,690	$ 278,957	14,436
Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash payment	120,066	113,981	80,045
Interest expense	$ 3,951	$ 9,303	$ 9,631